Stock-Based Compensation - Schedule of Weighted Average Fair Value Assumptions in PHP Warrants (Details) - PHP Warrants Member	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant date fair value per warrant | $ / shares	$ 2.55
Expected term (in years)	10 years
Expected volatility	70.00%
Risk-free interest rate	3.80%
Expected dividend yield	0.00%
Common shares outstanding | shares	108,982,401